Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).  Additionally, GTx operates in one business segment.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual amounts and results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers highly liquid investments with initial maturities of three months or less to be cash equivalents.
Short-term Investments

Short-term Investments

At December 31, 2018 and 2017, short-term investments consisted of Federal Deposit Insurance Corporation (“FDIC”) insured certificates of deposit with original maturities of greater than three months and less than one year.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost. Amortization of leasehold improvements is recognized over the shorter of the estimated useful life of the leasehold improvement or the lease term.  Depreciation is computed using the straight-line method over the estimated useful lives as follows:

Office equipment	3 to 5 years
Leasehold improvements	3 to 7 years
Furniture and fixtures	5 years
Computer equipment and software	3 years

Warrant Liability

Warrant Liability

In November 2014, the Company issued warrants to purchase 6,430,948 shares of its common stock. The Company classified these warrants as a liability on its balance sheet since the warrants contained certain terms that could have required the Company (or its successor) to purchase the warrants for cash in an amount equal to the value (as calculated utilizing a contractually-agreed Black-Scholes-Merton option pricing valuation model ("Black-Scholes Model")) of the unexercised portion of the warrants in connection with certain change of control transactions occurring on or prior to December 31, 2016, with such cash payment capped at an amount equal to $1.25 per unexercised share underlying each warrant. As a result of the provision of the warrants requiring cash settlement upon certain change of control transactions, the Company was required to account for these warrants as a liability at fair value and the estimated warrant liability was required to be revalued at each balance sheet date until the earlier of the exercise of the warrants, the modification to remove the provision that could require cash settlement upon certain change of control transactions or the expiration of such provision on December 31, 2016. Effective March 25, 2016, each of the warrants was amended by agreement of the warrant holders to remove the provision that could require cash settlement upon certain change of control transactions. These warrants were no longer accounted for as a liability as of March 31, 2016. The Company recorded a non-cash reclassification of the warrant fair value to stockholders' equity based on the warrants' fair value as of the March 25, 2016 modification date, with no further adjustments to the fair value of these warrants being required.

Fair Value of Financial Instruments and Warrant Liability

Fair Value of Financial Instruments and Warrant Liability

The carrying amounts of the Company’s financial instruments (which include cash, cash equivalents, short-term investments, and accounts payable) and its prior warrant liability approximate their fair values. The fair value of the warrant liability was estimated using the Black-Scholes-Merton Model. See Note 6, Stockholders' Equity, for additional disclosure on the valuation methodology and significant assumptions. The Company’s financial assets and liabilities are classified within a three-level fair value hierarchy that prioritizes the inputs used to measure fair value, which is defined as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date

Level 2 – Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly

Level 3 – Inputs that are unobservable for the asset or liability

As the Company has the positive intent and ability to hold its certificates of deposit classified as short-term investments until maturity, these investments have been classified as held to maturity investments and are stated at cost, which approximates fair value. The Company considers these to be Level 2 investments as the fair values of these investments are determined using third-party pricing sources, which generally utilize observable inputs, such as interest rates and maturities of similar assets.

Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents and short-term investments.  The Company has established guidelines relating to diversification and maturities of its cash equivalents and short-term investments which are designed to manage risk.  The Company’s cash and cash equivalents consist of bank deposits, certificates of deposit, and money market mutual funds.  Bank deposits may at times be in excess of FDIC insurance limits.  The Company’s short-term investments consist of FDIC insured certificates of deposit with original maturities of greater than three months and less than one year.

Research and Development Expenses

Research and Development Expenses

Research and development expenses include, but are not limited to, the Company’s expenses for personnel, supplies, and facilities associated with research activities, screening and identification of product candidates, formulation and synthesis activities, manufacturing, preclinical studies, toxicology studies, clinical trials, regulatory and medical affairs activities, quality assurance activities and license fees.  The Company expenses these costs in the period in which they are incurred. The Company estimates its liabilities for research and development expenses in order to match the recognition of expenses to the period in which the actual services are received. As such, accrued liabilities related to third party research and development activities are recognized based upon the Company’s estimate of services received and degree of completion of the services in accordance with the specific third party contract.

Patent Costs

Patent Costs

The Company expenses patent costs, including legal expenses, in the period in which they are incurred. Patent expenses are included in general and administrative expenses in the Company’s statements of operations.

Income Taxes

Income Taxes

The Company accounts for deferred taxes by recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Accordingly, at December 31, 2018 and December 31, 2017, net of the valuation allowance, the net deferred tax assets were reduced to zero.  See Note 8, Income Taxes, for further discussion.

Share-Based Compensation

Share-Based Compensation

The Company has stock option and equity incentive plans that provide for the purchase or acquisition of the Company’s common stock by certain of the Company’s employees and non-employees.  The Company recognizes compensation expense for its share-based payments based on the fair value of the awards over the period during which an employee or non-employee is required to provide service in exchange for the award.  See Note 3, Share-Based Compensation, for further discussion.

Other Income (Expense), net

Other Income (Expense), Net

Other income (expense), net consists of interest earned on the Company’s cash, cash equivalents and short-term investments, foreign currency transaction gains and losses, and other non-operating income or expense.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Basic and diluted net income (loss) per share attributable to common stockholders is calculated based on the weighted average number of common shares outstanding during the period.  Diluted net income (loss) per share gives effect to the dilutive potential of common stock consisting of stock options, unvested RSUs and common stock warrants.

Weighted average potential shares of common stock of 11,191,431,  9,438,236, and 8,162,347 were excluded from the calculation of diluted net loss per share for the years ended December 31, 2018, 2017 and 2016, respectively, as inclusion of the potential shares would have had an anti-dilutive effect on the net loss per share for the periods.  At December 31, 2018, the Company had 24,051,844 shares of common stock outstanding.

Comprehensive Loss	Comprehensive Loss For all periods presented, there were no differences between net loss and comprehensive loss.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2016-02, Leases (Topic 842). This ASU requires that lessees recognize assets and liabilities on the balance sheet for the present value of the rights and obligations created by all leases with terms of more than 12 months. The ASU also will require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. This new guidance will be effective for the Company as of January 1, 2019.  The Company does not expect the adoption of the standard update to have a significant impact on its financial position or results of operations.

Subsequent Events

Subsequent Events

The Company has evaluated all events or transactions that occurred after December 31, 2018 up through the date the financial statements were issued. Other than as set forth below, there were no material recognizable or nonrecognizable subsequent events during the period evaluated.

Merger Agreement with Oncternal and Related Matters

Merger Agreement

On March 6, 2019, the Company entered into the Merger Agreement with Oncternal and Grizzly Merger Sub, Inc., a wholly-owned subsidiary of the Company ("Merger Sub"). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by the Company's stockholders and Oncternal's stockholders, Merger Sub will be merged with and into Oncternal, with Oncternal surviving the Merger as a wholly-owned subsidiary of the Company.

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the "Effective Time"): (i) each share of Oncternal common stock outstanding immediately prior to the Effective Time (excluding shares held by the Company, Merger Sub or Oncternal and dissenting shares) will be converted solely into the right to receive a number of shares of the Company's common stock (the "Shares") equal to the exchange ratio described below, (ii) each outstanding Oncternal stock option will be assumed by the Company, and (iii) each outstanding Oncternal warrant will be assumed by the Company.

Under the exchange ratio formula in the Merger Agreement, the former Oncternal stockholders immediately before the Merger are expected to own approximately 75% of the outstanding capital stock of the Company, and the stockholders of the Company immediately before the Merger are expected to own approximately 25% of the outstanding capital stock of the Company, subject to certain assumptions. The exchange ratio formula excludes Oncternal's outstanding stock options and warrants and the Company's outstanding stock options and warrants.

Under certain circumstances further described in the Merger Agreement, the ownership percentages may be adjusted upward or downward based on cash levels of the respective companies at the closing of the Merger (the "Closing").

The Merger Agreement contains customary representations, warranties and covenants made by the Company and Oncternal, including covenants relating to obtaining the requisite approvals of the stockholders of the Company and Oncternal, indemnification of directors and officers, the Company’s and Oncternal’s conduct of their respective businesses between the date of signing of the Merger Agreement and the Closing.  The Closing is subject to satisfaction or waiver of certain conditions included in the Merger Agreement.

Following the Closing, Oncternal’s Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer will serve in these positions for the Company. Additionally, following the Closing, the Company’s board of directors will consist of nine directors, including two current GTx board members.

The Merger Agreement also includes termination provisions for both the Company and Oncternal. In connection with a termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee ranging between $500 to $2,000.

Contingent Value Rights Agreement

At the Effective Time, the Company will enter into a Contingent Value Rights Agreement (the "CVR Agreement"). Pursuant to the CVR Agreement, for each share of the Company's common stock held, the Company's stockholders of record as of immediately prior to the Effective Time will receive one contingent value right ("CVR") entitling such holders to receive in the aggregate 50% of any net proceeds received during the 15-year period after closing from the grant, sale or transfer of rights to the Company's SARD or SARM technology that occurs during the 10-year period after the Closing (or in the 11th year if based on a term sheet approved during the initial 10-year period) and, if applicable, to receive royalties on the sale of any SARD products by the combined company during the 15-year period after Closing. The CVR Agreement will be effective prior to the Closing and will continue in effect until the payment of all amounts payable thereunder, unless terminated upon termination of the Merger Agreement.

Workforce Reduction

In the first quarter of 2019, due to the entry into the Merger Agreement with Oncternal, the Company's board of directors committed to reducing its workforce by seven employees. All employees affected by the workforce reduction will be eligible to receive, among other things, specified severance payments based on the applicable employee's level and years of service with the Company and the continuation of group health insurance coverage. In addition, the affected employees will also be eligible for full vesting acceleration of their outstanding stock options as well as an extension of the post-termination exercise period for their outstanding stock options.

As a result of the workforce reduction and prior termination of three employees earlier in the first quarter of 2019,   the Company estimates that it will incur total severance-related charges for these employees of approximately $1,000 in the first quarter of 2019 and up to an additional $500 contingent upon the closing of the Merger. The Company does not expect to record a non-cash charge related to the modification of outstanding stock options in connection with the workforce reduction.

Termination of Directors' Deferred Compensation Plan

Prior to the Effective Time (but in no event more than 30 days prior to the Effective Time), the Company’s board of directors will take all actions necessary to terminate and liquidate the Company’s 2018 Amended and Restated Directors’ Deferred Compensation Plan (the “Directors’ Deferred Compensation Plan”) and all rights or other deferrals thereunder effective immediately prior to the Effective Time, subject to the consummation of the Merger.  Any future board compensation under the Directors’ Deferred Compensation Plan on or after January 3, 2019 shall be settled only in cash.